Preferred Stock Dividend (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Balance due, beginning of the period	$ 4,075,000	$ 1,975,000	$ 3,550,000	$ 1,450,000	$ 1,450,000	$ 1,000,000
Current, preferred dividends payable	525,000	525,000	1,050,000	1,050,000	2,100,000	2,100,000
Preferred dividends paid	0	0	0	0	0	(1,650,000)
Balance due, end of the period	$ 4,600,000	$ 2,500,000	$ 4,600,000	$ 2,500,000	$ 3,550,000	$ 1,450,000